UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1 – Proxy Voting Record.

RESOURCE CREDIT INCOME FUND

CIF

Meeting Date	Company Name	CUSIP	Ticker	Who proposed the change	Proposal(s )	Vote cast	Shares Voted	With or Against Management
2/5/2019	Pennantpark Floating Rate Capital Ltd.	708062104	PFLT	Issuer	1. Election of Directors: Adam K. Bernstein Jeffrey Flug 2. Proposal to ratify RSM US LLP to serve as the Company's independent regsitered public accounting firm for the fiscal year ending September 30, 2019	Not Voted	203,698	1.N/A 2. N/A
4/25/2019	Triplepoint Venture Growth BDC Corp.	89677Y	TPVG	Issuer	1. Election of Directors: Gilbert E. Ahye Steven P. Bird 2. To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fical year ending December 31, 2019.	Not Voted	62,000	1. N/A 2. N/A
5/3/2019	Blackrock Capital Investment	92533	BKCC	Issuer	1. Election of Directors: Mark S. Lies Maureen K. Usifer James E. Keenan 2. To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accountingfirm for the fical year ending December 31, 2019.	1. For 2. For	530,851	1. With 2. With
5/8/2019	Blackrock Capital Investment	92533	BKCC	Issuer	1. To appove a proposal to authorize flexibility for the Company, with approval od its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations se forth in the proxy statement for the Special Meeting.	1. Against	530,851	1. Against
5/28/2019	Great Ajax Corp.	38983D300	AJX	Issuer	1. Election of Directors: Lawrence Mendelsohn Russell Schaub Steven L. Begleiter John C. Condas Jonathan B Handley, Jr. Paul Friedman J. Kirk Ogren, Jr. 2.Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019 3. To approve, on an advisory basis, the compensation of the Company's names executive officers. 4.To approve, on an advisory basis, the frequency of future stockholder advisory votes on the compensation of the Company's named executive officers.	1.For All 2. For 3. For 4. For 1 year	14,186	1. With 2. With 3. With 4. Against
6/4/2019	GSV Capital Corp.	36191J	GSVC	Issuer	1. Election of Directors: Leonard A. Potter Ronald M. Lott Marc Mazur 2.To approve the 2019 Equity Incentive Plan. 3. To recommend, in a non-binding vote, the frequency of an advisory vote to approve the compensation of the Company's named executive officers. 4. The radification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm for GSV Capital Corp. for the fiscal year ending December 31, 2019	1.For All 2. Against 3. For 1 Year 4. For	292,793	1.With 2. Against 3. With 4. With
6/9/2019	Ares Capital Corporation	04010L104	ARCC	Issuer	1a. Election of Director R. Kipp deVerr to serve until 2022 1b. Election of Director Daniel G. Kelly Jr. to serve until 2022. 1c. Election of Director Eric B. Segal to serve until 2022 2. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019	1a. For 1b. For 1c. For 2. For	457,701	1a. With 1b. With 1c. With 2. With
6/10/2019	Ares Capital Corporation	04010L103	ARCC	Issuer	1. To Authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders.	1. Against	457,701	1. Against
6/13/2019	FS KKR Capital Corp.	302635107	FSK	Issuer

1. Election of Directors:

Barbara Adams

Frederick Arnold

Michael C. Forman

Jerel A. Hopkins

2. To approve the application of the reduced asset coverage requirments in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150%. 3. To approve the proposal to allow the Company in future offerings to sell its shares below net asset valuse per share in order to provide flexibility for future sales.

						1.For All 2. For 3. Against	433,189	1.With 2. With 3. Against
6/19/2019	Monroe Capital Corporation	610335101	MRCC	Issuer	1. Election of Directors: Thomas J. Allison Robert S. Rubin 2. To approve a proposal to authorize the Company, pursuant to approval of the Board of Directors of the Company, to sell shares of its common stock or warrants, options or rights to acquireits common stock during the next twelve months at the price below the Company's then current net asset value per share, subject to certain conditions as set forth i the proxt statement.	1. For 2. Against	68,057	1. With 2. Against
6/24/2019	Monitronics International Inc.	609453	MONINT	Issuer	1. Vote on the Joint Partial Prepackaged Plan of Reorganization of Monitronics International, Inc. and Its Debtor Affiliates Under Chapter 11 of the Bankruptcy Code, dated June 3, 2019 2. Opt Out of Third- Party Release (For=Opt out, Again or Abstain = Do not opt out) 3. Eligible Holder Certification. (Select “For” if you are an eligible holder. Select “Against” if you are not an eligible holder. Abstain is not a valid voting option and will not count.	Not Voted	2,650,000	1.N/A 2. N/A 3. N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	August 27, 2019